Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
June 30, 2025
FBF-Y20-NPRT1-0825
1.9892467.106
Bond Funds - 50.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,047,787	60,538,353
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,648,100	82,096,848
Fidelity Series Corporate Bond Fund (b)	7,042,148	66,125,774
Fidelity Series Emerging Markets Debt Fund (b)	761,919	6,171,540
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	194,043	1,864,751
Fidelity Series Floating Rate High Income Fund (b)	123,791	1,096,788
Fidelity Series Government Bond Index Fund (b)	11,832,810	108,625,194
Fidelity Series High Income Fund (b)	699,005	6,151,245
Fidelity Series International Developed Markets Bond Index Fund (b)	6,678,331	58,235,049
Fidelity Series Investment Grade Bond Fund (b)	10,108,318	102,094,013
Fidelity Series Investment Grade Securitized Fund (b)	7,036,285	63,115,473
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,448,934	45,455,265
Fidelity Series Real Estate Income Fund (b)	114,347	1,145,754
TOTAL BOND FUNDS (Cost $647,882,485)		602,716,047

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	3,350,908	69,263,278
Fidelity Series Commodity Strategy Fund (b)	24,175	2,197,003
Fidelity Series Large Cap Growth Index Fund (b)	1,655,775	44,556,914
Fidelity Series Large Cap Stock Fund (b)	1,594,101	41,271,280
Fidelity Series Large Cap Value Index Fund (b)	4,848,478	83,636,249
Fidelity Series Small Cap Core Fund (b)	1,596,934	18,620,247
Fidelity Series Small Cap Opportunities Fund (b)	591,659	8,644,141
Fidelity Series Value Discovery Fund (b)	1,851,231	29,934,407
TOTAL DOMESTIC EQUITY FUNDS (Cost $216,677,723)		298,123,519

International Equity Funds - 21.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	987,046	18,151,775
Fidelity Series Emerging Markets Fund (b)	1,626,157	16,603,060
Fidelity Series Emerging Markets Opportunities Fund (b)	3,113,379	66,688,578
Fidelity Series International Growth Fund (b)	2,024,390	40,184,134
Fidelity Series International Index Fund (b)	1,058,435	15,135,625
Fidelity Series International Small Cap Fund (b)	782,234	15,519,532
Fidelity Series International Value Fund (b)	2,658,038	40,588,237
Fidelity Series Overseas Fund (b)	2,474,342	40,084,333
Fidelity Series Select International Small Cap Fund (b)	73,774	982,664
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $189,961,106)		253,937,938

Short-Term Funds - 2.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	389,608	3,931,143
Fidelity Series Treasury Bill Index Fund (b)	2,087,403	20,748,786
TOTAL SHORT-TERM FUNDS (Cost $24,623,800)		24,679,929

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	560,000	559,413
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	620,000	618,859
US Treasury Bills 0% 7/24/2025 (d)	4.24	1,120,000	1,117,020
US Treasury Bills 0% 7/31/2025 (d)	4.23	690,000	687,604
US Treasury Bills 0% 8/28/2025 (d)	4.27	450,000	446,864
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,429,781)			3,429,760

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	2,101,051	2,101,472
Fidelity Series Government Money Market Fund (b)(f)	4.42	7,465,353	7,465,353
TOTAL MONEY MARKET FUNDS (Cost $9,566,825)			9,566,825

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,092,141,720)	1,192,454,018
NET OTHER ASSETS (LIABILITIES) - 0.0%	(172,338)
NET ASSETS - 100.0%	1,192,281,680

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	94	Sep 2025	12,603,990	107,374	107,374
ICE MSCI Emerging Markets Index Contracts (United States)	82	Sep 2025	5,057,350	100,853	100,853

TOTAL EQUITY CONTRACTS					208,227

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	301	Sep 2025	33,744,922	727,675	727,675
CBOT US Treasury Long Bond Contracts (United States)	109	Sep 2025	12,569,063	503,914	503,914

TOTAL INTEREST RATE CONTRACTS					1,231,589

TOTAL PURCHASED					1,439,816

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	75	Sep 2025	23,451,563	(829,119)	(829,119)

TOTAL FUTURES CONTRACTS					610,697
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,150,054.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,138	6,868,319	8,207,985	23,585	-	-	2,101,472	2,101,051	0.0%
Total	3,441,138	6,868,319	8,207,985	23,585	-	-	2,101,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	54,470,142	7,811,260	2,082,154	202,152	5,546	333,559	60,538,353	6,047,787
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	80,305,010	5,397,512	3,192,663	309,681	(267,675)	(145,336)	82,096,848	10,648,100
Fidelity Series Blue Chip Growth Fund	65,495,073	2,862,826	11,411,605	-	(23,095)	12,340,079	69,263,278	3,350,908
Fidelity Series Canada Fund	15,516,908	944,291	625,128	-	8,316	2,307,388	18,151,775	987,046
Fidelity Series Commodity Strategy Fund	2,252,217	102,565	86,433	-	2,838	(74,184)	2,197,003	24,175
Fidelity Series Corporate Bond Fund	62,134,979	5,955,110	2,439,723	740,098	(33,365)	508,773	66,125,774	7,042,148
Fidelity Series Emerging Markets Debt Fund	5,944,558	370,166	237,691	88,112	(10,420)	104,927	6,171,540	761,919
Fidelity Series Emerging Markets Debt Local Currency Fund	1,723,916	71,796	60,503	-	(4,919)	134,461	1,864,751	194,043
Fidelity Series Emerging Markets Fund	15,390,241	674,544	1,187,178	-	24,940	1,700,513	16,603,060	1,626,157
Fidelity Series Emerging Markets Opportunities Fund	61,599,955	2,546,381	4,593,023	-	142,114	6,993,150	66,688,577	3,113,379
Fidelity Series Floating Rate High Income Fund	1,065,089	72,696	43,217	21,412	(724)	2,944	1,096,788	123,791
Fidelity Series Government Bond Index Fund	100,705,641	12,017,762	4,026,310	939,915	(212,736)	140,838	108,625,195	11,832,810
Fidelity Series Government Money Market Fund	6,533,374	1,166,017	234,038	72,268	-	-	7,465,353	7,465,353
Fidelity Series High Income Fund	5,843,201	373,144	233,370	96,217	(4,469)	172,739	6,151,245	699,005
Fidelity Series International Developed Markets Bond Index Fund	55,404,141	4,313,477	2,181,781	269,730	(67,121)	766,333	58,235,049	6,678,331
Fidelity Series International Growth Fund	35,235,641	3,154,138	2,280,517	-	28,912	4,045,960	40,184,134	2,024,390
Fidelity Series International Index Fund	13,796,452	764,392	1,030,622	-	25,712	1,579,691	15,135,625	1,058,435
Fidelity Series International Small Cap Fund	15,315,150	2,504	2,420,470	-	212,319	2,410,029	15,519,532	782,234
Fidelity Series International Value Fund	39,252,749	1,838,705	5,062,455	-	186,517	4,372,720	40,588,236	2,658,038
Fidelity Series Investment Grade Bond Fund	95,591,930	9,881,566	3,688,406	1,026,002	(228,442)	537,365	102,094,013	10,108,318
Fidelity Series Investment Grade Securitized Fund	60,119,155	5,338,828	2,357,360	677,362	(238,911)	253,761	63,115,473	7,036,285
Fidelity Series Large Cap Growth Index Fund	41,662,936	1,898,810	6,003,365	61,395	19,138	6,979,395	44,556,914	1,655,775
Fidelity Series Large Cap Stock Fund	38,364,173	2,080,636	4,863,460	-	61,691	5,628,240	41,271,280	1,594,101
Fidelity Series Large Cap Value Index Fund	80,345,458	4,542,185	4,219,499	-	(111,220)	3,079,325	83,636,249	4,848,478
Fidelity Series Long-Term Treasury Bond Index Fund	43,927,793	4,170,478	1,576,911	409,361	(286,934)	(779,161)	45,455,265	8,448,934
Fidelity Series Overseas Fund	36,242,673	1,901,529	2,689,476	-	70,385	4,559,222	40,084,333	2,474,342
Fidelity Series Real Estate Income Fund	1,121,323	65,719	45,637	16,257	519	3,830	1,145,754	114,347
Fidelity Series Select International Small Cap Fund	203,715	665,981	5,314	-	(103)	118,385	982,664	73,774
Fidelity Series Short-Term Credit Fund	3,822,565	324,108	234,038	40,245	(616)	19,124	3,931,143	389,608
Fidelity Series Small Cap Core Fund	18,671,560	778,903	2,147,195	-	(199,305)	1,516,284	18,620,247	1,596,934
Fidelity Series Small Cap Opportunities Fund	8,272,652	354,422	728,302	-	(42,487)	787,857	8,644,142	591,659
Fidelity Series Treasury Bill Index Fund	18,197,765	3,270,361	701,190	195,288	(30)	(18,120)	20,748,786	2,087,403
Fidelity Series Value Discovery Fund	29,032,074	1,287,491	1,230,862	-	(51,634)	897,338	29,934,407	1,851,231
	1,113,560,209	87,000,303	73,919,896	5,165,495	(995,259)	61,277,429	1,186,922,786

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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